Convertible Notes Payable	9 Months Ended
Sep. 30, 2025
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 5 - Convertible Notes Payable

During August 2025, the Company issued convertible promissory notes (“August 2025 Convertible Notes”) in the total principal amount of $283,000, for total cash proceeds of $275,000. The August 2025 Convertible Notes bear interest at 10% per annum and have a maturity date of May 30, 2026. Any amount of principal or interest which is not paid when due shall bear interest at the rate of 22% per annum. In addition, the August 2025 Convertible Notes are convertible into the Company’s common stock beginning six (6) months after issuance at a conversion price equal to 65% multiplied by the Market Price. Market Price means the average of the three (3) lowest trading prices of the common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the conversion date. The August 2025 Convertible Notes may be prepaid by the Company at 120% beginning on the date of issuance until ninety (90) days following the issuance date and 125% beginning on the ninety first (91st) days following the issuance date and ending one hundred eighty (180) days following the issuance date.

During September 2025, the Company issued convertible promissory notes (“September Convertible Note A”) in the principal amount of $150,000, for total cash proceeds of $130,000. The September Convertible Note A bears interest at 6% per annum and has a maturity date of September 15, 2026. In addition, the Notes are convertible into the Company’s common stock beginning six (6) months after issuance at a conversion price equal to 65% multiplied by the Market Price. Market Price means the average of the three (30) lowest trading prices of the common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the conversion date. The Notes may be prepaid by the Company at 110% beginning on the date of issuance until 29 days following the issuance date; at 115% from 30 to 59 days following the issuance date; at 125% from 60-89 days following the issuance date; 130% from 90-119 days following the issuance date; 135% from 120-149 days from the issuance date; and 140% from 150-180 days following the issuance date. The Company has reserved 8,183,306 shares of common stock of the Company for issuance upon for conversion of the September 2025 Convertible Note A.

During September 2025, the Company issued a convertible promissory note (“September Convertible Note B”) in the principal amount of $165,000, for total cash proceeds of $146,500. The September Convertible Note B bears interest at 10% per annum and has a maturity date of September 8, 2026. Any principal or interest which is not paid when due shall bear interest at the rate of the lesser of (i) 22% per annum and (ii) the maximum amount permitted by law from the due date thereof until the same is paid. In addition, the September Convertible Note B is convertible into the Company’s common stock beginning six (6) months after issuance at a conversion price equal to 65% multiplied by the Market Price. Market Price means the average of the three (3) lowest trading prices of the common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the conversion date. The Notes may be prepaid by the Company at 97% beginning on the date of issuance until ninety (90) days following the issuance date; 98% from 91-150 days following the issuance date; and 99% from 151-180 days following the issuance date. The Company has reserved 8,078,035 shares of common stock of the Company for issuance upon for conversion of the September 2025 Convertible Note B.

The Company elected to utilize the FVO to account for the convertible notes payable. The change in fair value of the convertible notes payable at each balance sheet date, if any, is included recorded in the accompanying consolidated statement of operations. The fair value of the convertible notes payable is estimated using a discounted cash flow model incorporating an Option-Adjusted Spread methodology, which considers market interest rates, credit spreads, and the value of any embedded features.

As of September 30, 2025, the fair value of the convertible promissory notes was approximately $580,000, which reflects an increase of approximately $28,000 from the value at the date of issuance. This change in fair value is included in the accompanying consolidated statements of operations.

The convertible note does not contain any embedded derivatives that require separate accounting, as the entire instrument is measured at fair value under the FVO.